RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIPS WITH RELATED PARTIES

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr Ronald Vong Chin Hua (“Mr Ronald”)	Shareholder
Mr Lim Heng Hai (“Mr Lim”)	Shareholder, Chairman of the Board and Chief Executive Officer
Gridhut Automation Pte Ltd	Shareholder and Director is Mr Lim and Mr Ronald
Orange Pay Pte. Ltd.	Shareholder and Director is Mr Lim
Techcreate Solution Sdn Bhd	Shareholder and Director is Mr Ronald
TC Solution & Services Sdn Bhd	Shareholder and Director is Mr Lim

SCHEDULE OF RELATED PARTY BALANCES

a. Related party balances

		As of December 31,
Nature	Name	2024	2025	2025
		S$	S$	US$
Amount due from related party	Orange Pay Pte. Ltd.	11,772	-	-
Amount due (to)/ from shareholders	Mr Lim Heng Hai (“Mr Lim”)	(2,481)	3	2
Amount due (to)/ from shareholders	Mr Ronald Vong Chin Hua (“Mr Ronald”)	(7,526)	4,900	3,811
Total		1,765	4,903	3,813